Note 17 - Property, Plant ad Equipment - Non-cash Items Excluded From Acquisition of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Net Property, plant and equipment included in Prepayments	$ (1,375)	$ (4,272)	$ 816
Net Property, plant and equipment included in Trade and other payables	2,879	2,039	(101)
Additions to right of use assets (note 19)	0	(528)
Derecognition of right of use assets (note 19)	(0)	172
Finance cost – Capitalised to property, plant and equipment (note 15)	(657)	(375)	$ (367)
Non-cash items excluded from property, plant and equipment [member]
Statement Line Items [Line Items]
Net Property, plant and equipment included in Prepayments	(4,445)	893
Net Property, plant and equipment included in Trade and other payables	(1,876)	50
Bilboes oxide project payable (note 29)	(872)	0
Change in estimate - adjustment capitalised in Property, plant and equipment (note 28)	468	408
Acquisition - Maligreen included in Provisions (note 28)	0	(135)
Additions to right of use assets (note 19)	0	(528)
Derecognition of right of use assets (note 19)	0	172
Finance cost – Capitalised to property, plant and equipment (note 15)	0	(17)
Total non-cash items excluded from acquisition of Property, plant and equipment	$ (6,725)	$ 843